Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 21:	RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands

Service providers and other expenses	28	16	31

	28	16	31